TRANSAMERICA FOCUS

Summary Prospectus

March 1, 2010, revised as of April 30, 2010

Class	CLASS A	CLASS B	CLASS C	CLASS I
& Ticker	IALAX	IACBX	ILLLX	TFOIX

This summary prospectus is designed to provide shareholders with key fund information in a clear and concise format. Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the fund’s statement of additional information and most recent reports to shareholders, online at http://www.transamericafunds.com/prospectus. You can also get this information at no cost by calling 866-414-6349 or by sending an e-mail request to orders@mysummaryprospectus.com, or from your financial professional. The fund’s prospectus and statement of additional information, dated March 1, 2010, as supplemented from time to time, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated October 31, 2009, are incorporated by reference into this summary prospectus.

Investment Objective: Seeks to maximize long-term growth.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page 99 of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares.”

Shareholder Fees (fees paid directly from your investment)
Class of Shares
	A	B	C	I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[b]
Class of Shares
	A	B	C	I
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%	None
Other expenses	0.62%	0.63%	0.50%	0.33%
Total annual fund operating expenses	1.77%	2.43%	2.30%	1.13%
Expense reduction[a]	0.22%	0.23%	0.10%	0.00%
Total annual fund operating expenses after expense reduction	1.55%	2.20%	2.20%	1.13%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2011, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.20%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

[b]	Annual fund operating expenses are based on estimates for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$ 699	$ 1,056	$ 1,437	$ 2,502
B+	$ 723	$ 1,036	$ 1,375	$ 2,586
C	$ 323	$ 709	$ 1,221	$ 2,628
I	$ 115	$ 359	$ 622	$ 1,375
If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years
A	$ 699	$ 1,056	$ 1,437	$ 2,502
B+	$ 223	$ 736	$ 1,275	$ 2,586
C	$ 223	$ 709	$ 1,221	$ 2,628
I	$ 115	$ 359	$ 622	$ 1,375

+ Examples for Class B shares assume conversion into Class A shares eight years after purchase.

The Example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 62% of the average value of the predecessor fund's portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund's sub-adviser, seeks to achieve the fund's objective by investing, under normal circumstances, primarily in domestic equity securities that, in TIM’s opinion, are trading at a material discount to intrinsic value. TIM assesses intrinsic value primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent. The fund will generally invest in domestic equity securities of any size. The fund may also invest up to 10% of its assets in short sale positions. The fund may invest up to 20% of its assets in convertible and non-convertible high-yield debt securities rated below investment grade.

TIM uses a “bottom-up” approach to investing. A “bottom-up” approach is looking at individual issuers against the context of broader market factors.

TIM seeks out U.S. companies showing strong potential for shareholder value creation, high barriers to competition, solid free cash flow generating ability, excellent capital allocation discipline and experienced management.

The fund may invest in derivatives, including futures, forwards, options and swaps, and also in foreign securities.

In the event TIM is unable to identify sufficient investments that meet the fund's criteria, the fund may maintain a balance in cash and cash equivalents that may range up to 40% of total assets.

The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

This fund is non-diversified.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund's yield will go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund's investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Focused Investing – To the extent the fund invests in a limited number of issuers, changes in the value of individual securities may have a significant impact on your investment.
•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Non-Diversification – The fund is classified as “non-diversified,” which means it may invest in a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Short Sales – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The fund may also pay transaction costs and borrowing fees in connection with short sales.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table shows average annual total returns for Class P shares of the fund. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

The fund acquired the assets and assumed the liabilities of Transamerica Premier Focus Fund (the “predecessor fund”) on November 13, 2009, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of the reorganization. In connection with the reorganization, former Investor Class shareholders of the predecessor fund received Class P shares of the fund. The performance of Class P shares of the fund includes the performance of the predecessor fund’s Investor Class shares prior to the reorganization. Performance has not been restated to reflect the estimated annual operating expenses of the fund.

The past performance information shown below is for Class P shares, which are not available through the prospectus. Although Class A, Class B, Class C and Class I shares would have similar annual returns to Class P shares because the classes are invested in the same portfolio of securities, the returns for Class A, Class B, Class C and Class I shares will vary from Class P shares to the extent that the classes do not have the same expenses. Performance information for Class A, Class B, Class C and Class I shares will be included after the share classes have been in operation for one complete calendar year.

Annual Total Returns (calendar years ended December 31)

Class P Shares	Quarter Ended	Return
Best Quarter:	06/30/2003	19.08%
Worst Quarter:	12/31/2000	-27.55%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	10 Years or Inception
Class P
Return before taxes	43.26%	4.47%	-1.14%
Return after taxes on distributions[2]	43.22%	4.24%	-1.96%
Return after taxes on distributions and sale of fund shares[2]	28.16%	3.73%	-1.17%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Russell 3000® Index[3] (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	-0.20%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

[2]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[3]

This index served as the benchmark for the fund prior to November 13, 2009, at which time it was replaced with the Standard & Poor’s 500 Composite Stock Index. This benchmark index change was made to more accurately reflect the principal strategies following the changes described in the Note below.

Note: Prior to November 13, 2009, the fund was named Transamerica Legg Mason Partners All Cap, and had a different sub-adviser, a different investment objective and used different investment strategies.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Edward S. Han, Portfolio Manager (Lead) since 2009

Kirk J. Kim, Portfolio Manager (Lead) since 2009

Joshua D. Shaskan, CFA, Portfolio Manager (Lead) since 2009

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. The minimum investment for Class I shares is $1,000,000.

Effective as of 4:00 p.m. on July 14, 2010, Class B shares will no longer be offered for purchase, including to existing Class B shareholders, except in the limited circumstances described in the fund's prospectus.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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